Supplemental Balance Sheet Data - Inventories, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Inventory [Line Items]
Finished goods and tissue available for distribution	$ 91,768	$ 99,028	$ 92,769
Goods and tissue in-process	9,431	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	52,080	77,691	96,197
Inventories, gross	153,279	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(9,646)	(10,507)	(10,008)
Reserve for excess and obsolete inventory	(20,016)	(1,974)	(15,913)
Inventories, net	$ 123,617	$ 178,243	$ 172,552